Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2019
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2018	2019
Service cost	¥5,429	¥6,057
Interest cost	1,090	906
Expected return on plan assets	(3,034)	(3,019)
Amortization of net actuarial losses	1,915	2,647
Amortization of prior service cost	(530)	(528)

Net periodic benefit cost	¥4,870	¥6,063

	Millions of yen
	Three months ended September 30
	2018	2019
Service cost	¥2,702	¥3,021
Interest cost	545	453
Expected return on plan assets	(1,517)	(1,510)
Amortization of net actuarial losses	957	1,323
Amortization of prior service cost	(265)	(264)

Net periodic benefit cost	¥2,422	¥3,023